Accumulated Other Comprehensive Income/(Loss) - Summary of Breakdown of Accumulated Other Comprehensive Income/(Loss) (Detail) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 06, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period			$ (6.0)
Other comprehensive income	$ (10.3)	$ (4.2)	(16.9)	$ (14.5)	$ 18.4
Balance at end of period	(6.0)		(10.8)	(6.0)
Related tax expense			0.6	0.1
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	(1.4)		(1.5)
Other comprehensive income	(0.1)		0.4
Balance at end of period	(1.5)	(1.4)	(1.1)	(1.5)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	0.0		(4.5)
Other comprehensive income	(4.5)		(5.2)
Balance at end of period	(4.5)	0.0	(9.7)	(4.5)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	(1.4)		(6.0)
Other comprehensive income	(4.6)		(4.8)
Balance at end of period	$ (6.0)	$ (1.4)	$ (10.8)	$ (6.0)